Convertible bonds and notes (Details Narrative) - USD ($)			1 Months Ended	9 Months Ended
	Sep. 30, 2024	Aug. 30, 2024	Aug. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 11, 2023
Short-Term Debt [Line Items]
Accrued interest			$ 17,000,000
Conversion rate		$ 10.00	$ 10.00
Proceeds from convertible debt			$ 1,750,000	$ 1,750,000
Convertible promissory note fair value		$ 1,750,000	$ 1,750,000
Debt of bears interest at a rate per annum		12.00%
Debt instrument, maturity date, description		The Company also has the right to convert the Convertible Promissory Note at any time prior to the Maturity Date at 105% of the Conversion Rate. The Company has the right to prepay the Convertible Promissory Note in full at any time for 120% of total outstanding balance after providing at least thirty (30) Business Days advance written notice of such intent
Payments of debt issuance costs		$ 2,512,000
Debt conversion, converted instrument, warrants or options issued	136,110
Warrants outstanding	$ 0			0
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible promissory note fair value	1,750,000			1,750,000
Principal amount	$ 1,944,444			$ 1,944,444
Third Amendment Agreement [Member]
Short-Term Debt [Line Items]
Convertible bonds						$ 10,000,000
Ownership interest						15.00%
Note Purchase Agreement [Member] | Convertible Debt [Member] | Pipe Financing [Member]
Short-Term Debt [Line Items]
Number of shares issued for commitment fees		400,000
Debt instrument, convertible, if-converted value in excess of principal		$ 1,944,444
Class of warrant or right, outstanding		136,110	136,110
Class of warrant or right, number of securities called by each warrant or right		136,110	136,110
Conversion rate		$ 11.50	$ 11.50
Commitment shares		400,000